Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended					6 Months Ended
		Apr. 30, 2020		Jan. 31, 2020		Apr. 30, 2019	Apr. 30, 2020		Apr. 30, 2019
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 7,406		$ 7,797		$ 7,641	$ 15,203		$ 15,211
Measured at FVOCI	[1]	303		318		378	621		731
Interest income calculated using effective interest method		7,709		8,115		8,019	15,824		15,942
Other	[2]	129		121		82	250		150
Interest income	[3]	7,838		8,236		8,101	16,074		16,092
Measured at amortized cost	[1]	3,390		3,777		3,892	7,167		7,603
Interest expense calculated using effective interest method		3,390		3,777		3,892	7,167		7,603
Other		31	[4]	67	[4]	16	98	[4]	22
Interest expenses		$ 3,421		$ 3,844		$ 3,908	$ 7,265		$ 7,625

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $7,709 for the three months ended April 30, 2020 (January 31, 2020 – $8,115; April 30, 2019 – $8,019) and for the six months ended April 30, 2020 – $15,824 (April 30, 2019 – $15,942).
[4]	Includes interest on lease liabilities for the three months ended April 30, 2020 – $30 (January 31, 2020 – $30) and for the six months ended April 30, 2020 – $60.